REVENUES	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
Disclosure of disaggregation of revenue from contracts with customers [text block]	REVENUE
a)Revenues by service line
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2021	2020	2021	2020
Gas Transmission	$272	$216	$530	$478
Distribution	92	79	196	164
Connections	45	23	78	55
Other	7	4	11	9
Total	$416	$322	$815	$706
During the three and six-month periods ended June 30, 2021, revenues benefited from inflationary tariff increases and capital commissioned into rate base.
b)Revenues from external customers
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2021	2020	2021	2020
Brazil	$272	$216	$530	$478
United Kingdom	144	106	285	228
Total	$416	$322	$815	$706
Our company’s revenues are generated from a diverse customer base, with only one customer that makes up greater than 10% of our company’s consolidated revenues. For the three and six-month periods ended June 30, 2021, revenue generated from this customer was $272 million and $530 million, respectively (2020: $216 million and $478 million, respectively). Our company has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time. Our company continues to monitor the credit risk of our counterparties in light of the economic impact of COVID-19 but has experienced no issues to date.